Share-based Payments - Summary of Stock Option Activity and Related Information (Detail) - Employee stock options [member]	12 Months Ended
	Oct. 31, 2020 $ / shares shares	Oct. 31, 2019 $ / shares shares	Oct. 31, 2018 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	5,176,962	4,713,163	4,876,673
Number of options, granted	818,290	894,324	756,516
Number of options, exercised	(314,469)	(393,055)	(876,309)
Number of options, forfeited in the year	(672)	(35,714)	(42,443)
Number of options, cancelled/expired		(1,756)	(1,274)
Number of options, outstanding at end of year	5,680,111	5,176,962	4,713,163
Exercisable at end of year	2,783,694	2,290,139	1,898,125
Number of options, available for grant | shares	9,316,226	10,133,844	10,990,698
Weighted average exercise price, outstanding at beginning of year	$ 96.93	$ 91.05	$ 84.28
Weighted average exercise price, granted	109.87	111.50	120.02
Weighted average exercise price, exercised	68.10	58.60	67.84
Weighted average exercise price, forfeited in the year	70.66	110.42	103.98
Weighted average exercise price, cancelled/expired		45.63	45.08
Weighted average exercise price, outstanding at end of year	100.39	96.93	91.05
Weighted average exercise price, exercisable at end of year	$ 88.63	$ 80.27	$ 71.89
Reserved for future issue | shares	14,996,337	15,310,806	15,703,861